Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Utility plant:
Gas plant	$ 5,556,599,000	$ 5,252,469,000
Less: accumulated depreciation	(1,973,098,000)	(1,868,504,000)
Acquisition adjustments, net	550,000	730,000
Construction work in progress	74,332,000	101,413,000
Net utility plant (Note 2)	3,658,383,000	3,486,108,000
Other property and investments (Note 1)	326,743,000	260,871,000
Restricted cash (Note 1)	821,000
Current assets:
Cash and cash equivalents	39,566,000	41,077,000
Accounts receivable, net of allowances (Note 3)	281,824,000	219,469,000
Accrued utility revenue	73,900,000	72,700,000
Income taxes receivable, net	21,853,000	3,790,000
Deferred income taxes, net (Note 11)	2,109,000	31,130,000
Deferred purchased gas costs (Note 4)	87,556,000	18,217,000
Prepaids and other current assets (Notes 1, 4, and 12)	99,975,000	108,289,000
Total current assets	606,783,000	494,672,000
Noncurrent assets:
Goodwill (Notes 1 and 15)	143,160,000	17,810,000
Deferred charges and other assets (Notes 2, 4, and 12)	478,625,000	305,713,000
Total noncurrent assets	621,785,000	323,523,000
Total assets	5,214,515,000	4,565,174,000
Capitalization:
Common stock, $1 par (authorized - 60,000,000 shares; issued and outstanding - 46,523,184 and 46,356,125 shares) (Note 10)	48,153,000	47,986,000
Additional paid-in capital	851,381,000	840,521,000
Accumulated other comprehensive income (loss), net (Note 5)	(50,175,000)	(41,698,000)
Retained earnings	639,164,000	567,714,000
Total Southwest Gas Corporation equity	1,488,523,000	1,414,523,000
Noncontrolling interest	(2,257,000)	(2,128,000)
Total equity	1,486,266,000	1,412,395,000
Redeemable noncontrolling interest (Note 16)	20,042,000
Long-term debt, less current maturities (Note 6)	1,637,592,000	1,381,327,000
Total capitalization	3,143,900,000	2,793,722,000
Commitments and contingencies (Note 8)
Current liabilities:
Current maturities of long-term debt (Note 6)	19,192,000	11,105,000
Short-term debt (Note 7)	5,000,000	0
Accounts payable	167,988,000	183,511,000
Customer deposits	71,546,000	73,367,000
Accrued general taxes	44,339,000	39,681,000
Accrued interest	16,468,000	17,920,000
Other current liabilities (Notes 2, 4, and 12)	145,584,000	108,580,000
Total current liabilities	470,117,000	434,164,000
Deferred income taxes and other credits:
Deferred income taxes and investment tax credits, net (Note 11)	723,688,000	674,411,000
Taxes payable		284,000
Accumulated removal costs (Note 4)	304,000,000	279,000,000
Other deferred credits and other long-term liabilities (Notes 2, 4, 9, and 12)	572,810,000	383,593,000
Total deferred income taxes and other credits	1,600,498,000	1,337,288,000
Total capitalization and liabilities	$ 5,214,515,000	$ 4,565,174,000